TRADE ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
Trade accounts receivable	€ 17,186	€ 12,965
Notes receivable	896	617
Less: allowance for doubtful accounts	(224)	(161)
Total	17,858	13,421
Less current portion	(17,858)	(13,421)
Bad debt expense:
Bad debt expense	€ 68	€ 32	€ 2